Short-term Bank Borrowings	12 Months Ended
Sep. 30, 2025
Short-Term Bank Borrowings [Abstract]
SHORT-TERM BANK BORROWINGS
9.	SHORT-TERM BANK BORROWINGS

Outstanding balances of short-term bank borrowings as of September 30, 2024 and 2025 consisted of the following:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Collateralized and guaranteed bank loans from Bank of China	10,000,000	10,000,000	1,404,692
	10,000,000	10,000,000	1,404,692

Short-term borrowings were denominated in RMB by New Brand from Bank of China in the PRC drawn under a banking facility with details as follows:

i)	Guaranteed by Suqin Li who is the Director and Chief Executive Officer of the Company, her husband and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs;

ii)	Secured by properties owned by Suqin Li and her husband.

The average interest rates for short-term borrowings as of September 30, 2023, 2024 and 2025 were 4.40%, 3.05% and 2.60% respectively.

Short-term bank borrowings as at September 30, 2025 are as follows:

Maturity date	Type	Bank	Interest rate	Balance as at September 30, 2025
				RMB	US$
May 19, 2026	Operating loan	BOC	2.60%	4,000,000	561,877
May 19, 2026	Operating loan	BOC	2.60%	6,000,000	842,815
				10,000,000	1,404,692